Shareholder Report, Line Graph (Details) - USD ($)									12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	May 10, 2017	Apr. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class
Accumulated Value	$ 34,933	$ 30,230	$ 29,760	$ 30,587	$ 25,699	$ 26,288	$ 26,088	$ 25,000	$ 38,558
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500
Accumulated Value	$ 52,463	$ 43,439	$ 43,048	$ 43,561	$ 30,342	$ 30,690	$ 27,588	$ 25,000	$ 58,020